Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions
21.	Acquisitions:

On June 30, 2020, the Company (through its majority-owned subsidiary Cordoba) acquired 100% ownership of the Alacran Deposit, through the acquisition of 100% of the outstanding common shares of CMH, which holds the Alacran Deposit through a wholly- owned subsidiary. The Alacran Deposit was CMH’s principal asset and the acquisition was accounted for as an asset acquisition as the activities of CMH did not meet the definition of a business. The Company incurred directly attributable acquisition costs of $21,000.

Prior to the transaction, the Parent owned 50.1% of the common shares of CMH. The Parent received a payment of $5.5 million from Cordoba, which has been eliminated on combination.

The acquisition cost of $7.5 million has been allocated to the assets and liabilities acquired as follows:

Mineral interests	$11,566
Accounts receivable	1
Deferred tax liability	(4,082)
Net assets acquired	$7,485

Prior to the transaction, the investment in CMH was accounted for as an equity accounted investment. The carrying value of the equity accounted investment of $2.0 million was derecognized and included in the acquisition cost allocated to the assets and liabilities acquired.